FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 71
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 29
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 11
Valuation adjustment | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	(37)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	8
The Group
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,537	£ 6,831
Liabilities designated at fair value through profit or loss: debt securities in issue	6,537	6,828
Fair value losses before tax	86	75	£ 419
Derivative financial instruments	5,511	8,341
Derivative financial instruments	4,643	8,228
Adjustments for gains (losses) on change in fair value of derivatives	£ 12	26
The Group | Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
The Group | Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
The Group | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial assets at fair value excluding derivatives	£ 29,584	28,934
The Bank
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	9,821	7,907
Liabilities designated at fair value through profit or loss: debt securities in issue	9,821	7,905
Fair value losses before tax	86	75	£ 419
Derivative financial instruments	6,898	12,595
Derivative financial instruments	6,102	11,072
The Bank | Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial assets at fair value excluding derivatives	£ 30,058	£ 26,371